Cover	Feb. 06, 2026	Mar. 05, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 06, 2026
Registrant Name		Amentum Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-42176
Entity Tax Identification Number		99-0622272
Entity Address, Address Line One		4800 Westfields Blvd.
Entity Address, Address Line Two		Suite #400
Entity Address, City or Town		Chantilly
Entity Address, State or Province		VA
Entity Address, Postal Zip Code		20151
City Area Code		703
Local Phone Number		579-0410
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		AMTM
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Central Index Key		0002011286
Amendment Flag		false